CONVERTlBLE DEBENTURES AND DERlVATlVES LlABlLlTlES	3 Months Ended
Mar. 31, 2026
Convertlble Debentures And Derlvatlves Llabllltles
CONVERTlBLE DEBENTURES AND DERlVATlVES LlABlLlTlES

12B. CONVERTlBLE DEBENTURES AND DERlVATlVES LlABlLlTlES

As at March 31, 2026, the unsecured convertible debentures and derivative liability consist of the following:

	Unsecured Convertible debentures	Derivative liability	Total
	$	$	$
Balance at December 31, 2024	1,706,926	—	1,706,926
Amortization of OID	415,840	—	415,840
Accretion	407,023	—	407,023
Effect of foreign exchange	(97,151)	—	(97,151)
Balance at December 31, 2025	2,432,637	—	2,432,637

Amortization of OID	101,991	—	101,991
Accretion	110,261	—	110,261
Effect of foreign exchange	44,754	—	44,754

Closing balance, as at March 31, 2026	2,689,643	—	2,689,643

On August 16, 2024, the Company issued unsecured convertible debentures in the principal amount of USD 2,194,772 (CAD 3,008,374) with an original issue discount equal to 25% of the purchase price. The debenture matures on August 16, 2026. Interest is accrued until the maturity date, at a rate of 15% per annum. The debenture value determined using the amortized cost using the effective interest method, with the carrying value accreted over time through interest expense was USD 1,594,729 (CAD 2,185,847). The principal amount is convertible, at the option of the debenture holder, into common shares of NuRAN at any time before the maturity date at a price of $67.50 per common share.

The fair value at December 31, 2025 was estimated at $nil, which was derived using a Black-Scholes option pricing model:

Share price	$2.50
Exercise price	$67.50
Time to maturity	0.58 years
Risk-free rate	2.58%
Expected volatility	41.91%
Dividend yield	Nil
Dilution factor	33.28%

The fair value at March 31, 2026 was estimated at $nil, which was derived using a Black-Scholes option pricing model:

Share price	$4.35
Exercise price	$67.50
Time to maturity	0.33 years
Risk-free rate	2.82%
Expected volatility	26%
Dividend yield	Nil
Dilution factor	33.26%

The Company measured the conversion feature of convertible debentures at FVTPL and the conversion feature was classified as a derivative financial liability for the loan, which was denominated in a currency other than the Company’s functional currency (and therefore its exercise price is not fixed in the Company’s functional currency) and is convertible into a variable number of both common shares and warrants. The embedded derivative did not qualify as an equity instrument due to not meeting the “fixed for fixed” criteria of IAS 32 Financial instruments: Presentation. Therefore, the Company separated the embedded derivative from the host contract and accounted for each element separately. The embedded derivative was initially recognized at its fair value. The amount of change in the fair value of the derivative is presented in profit or loss.